MORTGAGE LOANS ON REAL ESTATE	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
MORTGAGE LOANS ON REAL ESTATE	MORTGAGE LOANS ON REAL ESTATE
The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and residential. Commercial mortgage loans include agricultural mortgage loans. The breakdown of mortgage loans on real estate by portfolio segment is as follows:

AS OF US$ MILLIONS	June 30, 2024	December 31, 2023
Commercial mortgage loans	$9,588	$6,022
Residential mortgage loans	2,922	—
Total	$12,510	$6,022
Allowance for credit losses	(66)	(60)
Total, net of allowance	$12,444	$5,962
The Company’s commercial mortgage loan portfolio consists of loans collateralized by the related properties and diversified as to property type, location and loan size. The geographic categories come from the U.S. Census Bureau’s “Census Regions and Divisions of the United States”. The commercial mortgage loan portfolio is summarized by geographic region and property type as follows:

AS OF US$ MILLIONS, EXCEPT FOR PERCENTAGES	June 30, 2024		December 31, 2023
	Amount	Percentage	Amount	Percentage
Geographic distribution:
Pacific	$1,893	20%	$983	16%
Mountain	1,811	19%	1,336	22%
West North Central	280	3%	178	3%
West South Central	1,486	15%	1,122	19%
East North Central	1,064	11%	861	14%
East South Central	152	2%	49	1%
Middle Atlantic	528	6%	203	3%
South Atlantic	2,050	21%	1,097	18%
New England	127	1%	36	1%
Other (multi-region, non-US)	197	2%	157	3%
Total	$9,588	100%	$6,022	100%
Allowance for credit loss	(66)		(60)
Total, net of allowance	$9,522		$5,962

AS OF US$ MILLIONS, EXCEPT FOR PERCENTAGES	June 30, 2024		December 31, 2023
	Amount	Percentage	Amount	Percentage
Property type distribution:
Apartment	$2,250	23%	$1,266	21%
Hotel	1,248	13%	1,012	17%
Industrial	2,031	21%	1,083	18%
Office	1,240	13%	990	16%
Parking	319	3%	413	7%
Retail	1,527	16%	832	14%
Storage	196	2%	132	2%
Other[1]	777	8%	294	5%
Total	$9,588	100%	$6,022	100%
Allowance for credit loss	(66)		(60)
Total, net of allowance	$9,522		$5,962
1.Balance includes $473 million of agricultural mortgage loans as of June 30, 2024. The Company held no agricultural mortgage loans as of December 31, 2023.
There was $1 million and no interest income recognized on loans in non-accrual status for the six months ended June 30, 2024 and 2023. Impaired loans were not significant for any of the periods presented.
Allowance for Credit Losses
The Company establishes a valuation allowance to provide for the risk of credit losses inherent in its mortgage loan portfolios. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost, which excludes accrued interest receivable. The Company does not measure a credit loss allowance on accrued interest receivable any uncollectible accrued interest receivable balances are written off to net investment income in a timely manner. The Company did not write off any uncollectible accrued interest receivable on its commercial or residential mortgage loan portfolios for the six months ended June 30, 2024 and 2023, respectively. The rollforward of the allowance for credit losses for mortgage loans is shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2024		2023
	Commercial mortgage loans	Residential mortgage loans	Commercial mortgage loans	Residential mortgage loans
Balance as of January 1	$(60)	$—	$(41)	$—
Recovery (provision)	(1)	—	(11)	—
Balance as of March 31	$(61)	$—	$(52)	$—
Recovery (provision)	(5)	—	5	—
Balance at June 30	$(66)	$—	$(47)	$—

Credit Quality Indicators
Mortgage loans are segregated by property-type and quantitative and qualitative allowance factors are applied. Qualitative factors are developed quarterly based on the pooling of assets with similar risk characteristics and historical loss experience adjusted for the expected trend in the current market environment. Credit losses are pooled by property type as it represents the most similar and reliable risk characteristics in our portfolio. The amortized cost of mortgage loans by year of origination by property-type are shown below:

AS OF JUN. 30, 2024 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
Commercial mortgage loans:
Current	$353	$393	$2,463	$1,293	$983	$3,866	$9,351
30-59 days past due	—	—	—	—	—	24	24
60-89 days past due	—	2	50	—	—	42	94
Non-accrual	—	3	—	11	—	105	119
Residential mortgage loans:
Current	65	1,030	1,193	251	127	17	2,683
30-59 days past due	3	16	41	10	5	—	75
60-89 days past due	—	14	21	7	4	1	47
Non-accrual	—	36	50	20	9	2	117
Total mortgage loans on real estate	$421	$1,494	$3,818	$1,592	$1,128	$4,057	$12,510
Allowance for credit losses							(66)
Total, net of allowance							$12,444

AS OF DEC. 31, 2023 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2023	2022	2021	2020	2019	Prior	Total
Commercial mortgage loans:
Current	$305	$1,750	$731	490	$493	$2,115	$5,884
30-59 days past due	—	26	—	—	—	26	52
60-89 days past due	—	50	9	—	—	13	72
Non-accrual	—	—	—	—	—	14	14
Total mortgage loans on real estate	$305	$1,826	$740	$490	$493	$2,168	$6,022
Allowance for credit losses							(60)
Total, net of allowance							$5,962
Generally, mortgage loans are secured by first liens on income-producing real estate with a loan-to-value ratio of up to 75%. It is the Company’s policy to not accrue interest on loans that are 90 days delinquent and where amounts are determined to be uncollectible. As of June 30, 2024, 195 mortgage loans were past due over 90 days or in non-accrual status (December 31, 2023 – three mortgage loans).
The Company’s commercial and residential mortgage loans may be subject to loan modifications. Loan modifications may be granted to borrowers experiencing financial difficulty and could include principal forgiveness, interest rate reduction, an other-than-significant delay or a term extension. A loan modification typically does not result in a change in valuation allowance as it is already incorporated into the Company’s allowance methodology. However, if the Company grants a borrower experiencing financial difficulty principal forgiveness, the amount of principal forgiven would be written off, which would reduce the amortized cost of the loan and result in an adjustment to the valuation allowance. The carrying amount of mortgage loans experiencing financial difficulty, for which modifications have been granted during the quarter ended June 30, 2024 and 2023 is $85 million and $86 million, respectively.
PRIVATE LOANS
The following table summarizes the credit ratings for private loans:

AS OF US$ MILLIONS	June 30, 2024	December 31, 2023
A or higher	$1,170	$20
BBB	72	29
BB and below	788	272
Unrated[1]	841	877
Total	$2,871	$1,198
1.Due to the nature of private loans, external agency credit ratings may not be readily available. Where appropriate, the Company obtains non-published credit ratings from one or more third-party rating agencies, which are determined based on an independent evaluation of the transaction. For other loans without published or private credit ratings, the Company assigns internal risk ratings, based on our investment selection and monitoring process and policies. These internal risk ratings are categorized as “Unrated” above.

Allowance for Credit Losses
The rollforward of the allowance for credit losses for private loans is shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2024	2023
Balance as of January 1	$(44)	$(28)
Recoveries	2	1
Write-offs charged against the allowance	1	—
Balance as of March 31	$(41)	$(27)
Provision	(15)	(3)
Balance as of June 30	$(56)	$(30)